Fair Value Measurements - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) stock professional	Dec. 31, 2016 USD ($) stock	Dec. 31, 2015 USD ($) stock
Fair Value Measurements (Textual) [Abstract]
AFG's internal investment professionals | professional	25
Level 3 assets as a percentage of total assets measured at fair value	5.00%
Percentage of level 3 assets that were priced using non-binding broker quotes	80.00%
Level 3 assets that were priced using non-binding broker quotes	$ 1,440
Percentage of internally developed Level 3 asset fair values to total assets (approximately)	1.00%
Life contingent annuities	$ 206	$ 204
Fixed-indexed annuities (embedded derivative), majority of future years | Minimum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	6.00%
Fixed-indexed annuities (embedded derivative), majority of future years | Maximum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	10.00%
Fixed-indexed annuities (embedded derivative)
Fair Value Measurements (Textual) [Abstract]
Fair value of derivatives in annuity benefits accumulated measured using a discounted cash flow approach	$ 2,540
Fixed-indexed annuities (embedded derivative) | Minimum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	3.00%
Fixed-indexed annuities (embedded derivative) | Maximum
Fair Value Measurements (Textual) [Abstract]
Unobservable input surrenders used in Level 3 fair value determination	23.00%
Not designated as hedging instrument | Annuity benefits | Fixed-indexed annuities (embedded derivative)
Fair Value Measurements (Textual) [Abstract]
Total realized/unrealized gains (losses) included in net income for the embedded derivatives related to the unlocking of actuarial assumptions	$ (25)	$ (17)	$ (28)
Perpetual preferred stocks
Fair Value Measurements (Textual) [Abstract]
Number of stocks transferred from Level 2 to Level 1 | stock	1	0	0
Number of stocks transferred from Level 1 to Level 2 | stock	1	1	0
Fair value of assets transferred from Level 2 to Level 1	$ 1	$ 0	$ 0
Fair value of assets transferred from Level 1 to Level 2	$ 1	$ 1	$ 0
Common stocks
Fair Value Measurements (Textual) [Abstract]
Number of stocks transferred from Level 2 to Level 1 | stock	0	2	1
Number of stocks transferred from Level 1 to Level 2 | stock	0	2	1
Fair value of assets transferred from Level 2 to Level 1	$ 0	$ 0	$ 0
Fair value of assets transferred from Level 1 to Level 2	$ 0	$ 0	$ 0